Segment and Geographic Area Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment and Geographic Area Information	Segment and Geographic Area Information
Howmet is a global leader in lightweight metals engineering and manufacturing. Howmet’s innovative, multi-material products, which may include nickel, titanium, aluminum, and cobalt, are used worldwide in the aerospace (commercial and defense), commercial transportation, gas turbines, and other markets. Segment performance under Howmet’s management reporting system is evaluated based on Segment Adjusted EBITDA. The Company’s Chief Executive Officer, who has been determined to be our Chief Operating Decision Maker (“CODM”), believes that Segment Adjusted EBITDA provides information with respect to the Company’s operating performance and the Company’s ability to meet its financial obligations. Howmet’s definition of Segment Adjusted EBITDA (Earnings before interest, taxes, depreciation, and amortization) is net margin plus an add-back for depreciation and amortization. Net margin is equivalent to Sales minus the following items: Cost of goods sold; Selling, general administrative, and other expenses; Research and development (“R&D”) expenses; and Provision for depreciation and amortization. Special items, including Restructuring and other charges, are excluded from net margin and Segment Adjusted EBITDA. The Company’s CODM considers forecast-to-actual variances for Segment Adjusted EBITDA when allocating resources across the Company’s reportable segments. Segment Adjusted EBITDA may not be comparable to similarly titled measures of other companies. Differences between the total segment and consolidated totals are in Corporate.
In the first quarter of 2026, the Company’s CODM reorganized Howmet’s segments by moving a titanium alloy location from Engine Products to Engineered Structures as it better aligns with the operations of the Engineered Structures segment. The comparable periods of Engine Products and Engineered Structures have been recast to reflect the new alignment. The recasting had no impact on the Company’s consolidated results, financial position or cash flows.
Howmet’s operations consist of four worldwide reportable segments as follows:
Engine Products
Engine Products produces investment castings, including airfoils, and seamless rolled rings primarily for aircraft engines and industrial gas turbine applications. Engine Products produces rotating parts, as well as structural parts.
Fastening Systems
Fastening Systems produces aerospace fastening systems, as well as commercial transportation, industrial, and other fasteners. The business’s high-tech, multi-material fastening systems are found nose to tail on aircraft and aero engines. Fastening Systems’ products are also critical components of commercial transportation vehicles and construction, industrial, and renewable energy equipment.
Engineered Structures
Engineered Structures produces titanium ingots and mill products for aerospace and defense applications and is vertically integrated to produce titanium forgings, titanium extrusions, forming and machining services for airframe, wing, aero-engine, and landing gear components. Engineered Structures also produces aluminum forgings, nickel forgings, and aluminum machined components and assemblies for aerospace and defense applications.
Forged Wheels
Forged Wheels provides forged aluminum wheels and related products for heavy-duty trucks and the commercial transportation market.
The operating results and assets of the Company's reportable segments were as follows:

Year ended	Engine Products	Fastening Systems	Engineered Structures	Forged Wheels	Total Segment
2025
Sales:
Third-party sales	$4,242	$1,745	$1,226	$1,039	$8,252
Inter-segment sales	8	1	26	—	35
Total sales	$4,250	$1,746	$1,252	$1,039	$8,287
Expenses:
Segment Adjusted cost of goods sold(1)	$2,723	$1,098	$951	$700	$5,472
Other segment items(2)	111	118	36	43	308
Profit and loss:
Segment Adjusted EBITDA	$1,416	$530	$265	$296	$2,507
Restructuring and other charges (credits)	88	—	(4)	(1)	83
Provision for depreciation and amortization	144	48	43	42	277
Other:
Capital expenditures	$316	$52	$36	$36	$440
Total assets	5,543	2,761	1,415	691	10,410

2024
Sales:
Third-party sales	$3,671	$1,576	$1,129	$1,054	$7,430
Inter-segment sales	6	1	28	—	35
Total sales	$3,677	$1,577	$1,157	$1,054	$7,465
Expenses:
Segment Adjusted cost of goods sold(1)	$2,451	$1,061	$934	$724	$5,170
Other segment items(2)	97	110	36	43	286
Profit and loss:
Segment Adjusted EBITDA	$1,129	$406	$187	$287	$2,009
Restructuring and other charges	1	5	12	1	19
Provision for depreciation and amortization	138	47	43	42	270
Other:
Capital expenditures	$216	$26	$23	$45	$310
Total assets	5,066	2,711	1,435	701	9,913

2023
Sales:
Third-party sales	$3,222	$1,349	$922	$1,147	$6,640
Inter-segment sales	7	—	20	—	27
Total sales	$3,229	$1,349	$942	$1,147	$6,667
Expenses:
Segment Adjusted cost of goods sold(1)	$2,262	$959	$764	$796	$4,781
Other segment items(2)	96	112	49	42	299
Profit and loss:
Segment Adjusted EBITDA	$871	$278	$129	$309	$1,587
Restructuring and other (credits) charges	(2)	1	21	—	20
Provision for depreciation and amortization	129	46	48	39	262

Other:
Capital expenditures	$111	$31	$27	$36	$205
Total assets	4,856	2,749	1,487	724	9,816
(1)     Segment Adjusted cost of goods sold is exclusive of Provision for depreciation and amortization, Restructuring and other charges, and Corporate expenses.
(2)     Other segment items includes Selling, general administrative, and other expenses, and Research and development expenses; exclusive of Provision for depreciation and amortization, and Restructuring and other charges.
The following table reconciles Total segment capital expenditures, which are presented on an accrual basis, with Capital expenditures as presented in the Statement of Consolidated Cash Flows.

For the year ended December 31,	2025	2024	2023
Total segment capital expenditures	$440	$310	$205
Corporate	13	11	14
Capital expenditures	$453	$321	$219
The following tables reconcile certain segment information to consolidated totals.

For the year ended December 31,	2025	2024	2023
Total Segment Adjusted EBITDA	$2,507	$2,009	$1,587
Segment provision for depreciation and amortization	(277)	(270)	(262)
Unallocated amounts:
Restructuring and other charges (D)	(84)	(21)	(23)
Corporate expense(1)	(100)	(85)	(99)
Operating income	$2,046	$1,633	$1,203
Loss on debt redemption	(15)	(6)	(2)
Interest expense, net	(151)	(182)	(218)
Other expense, net (F)	(40)	(62)	(8)
Income before income taxes	$1,840	$1,383	$975
(1)    Corporate expense includes selling, general administrative and other expenses, costs of corporate headquarters, plant fire reimbursements, acquisition costs, costs associated with closures, supply chain disruptions, and other items.

December 31,	2025	2024
Assets:
Total segment assets	$10,410	$9,913
Unallocated amounts:
Cash and cash equivalents	742	564
Deferred income taxes	40	36
Corporate fixed assets, net	77	83
Accounts receivable securitization	(250)	(250)
Other	160	173
Consolidated assets	$11,179	$10,519
Segment assets include third-party receivables while the accounts receivable securitization item includes the impact of sold receivables under the Company’s Accounts Receivable securitization programs. See Note L for further details.
Geographic information for sales was as follows (based upon the destination of the sale):

For the year ended December 31,	2025	2024	2023
Sales:
United States	$4,377	$3,713	$3,273
France	625	678	578
Japan	513	355	378
Germany	439	458	363
United Kingdom	376	350	283
Italy	264	287	220
Canada	187	174	145
Mexico	166	220	263
Poland	150	152	130
China	130	103	98
Other	1,025	940	909
	$8,252	$7,430	$6,640
Geographic information for long-lived tangible assets was as follows (based upon the physical location of the assets):

December 31,	2025	2024
Long-lived assets:
United States	$1,986	$1,864
Hungary	218	199
United Kingdom	153	121
France	130	112
Mexico	63	68
Germany	62	54
Japan	48	29
Other	95	94
	$2,755	$2,541
The following table disaggregates segment revenue by major market served. Differences between the total segment and consolidated totals are in Corporate.

	Engine Products	Fastening Systems	Engineered Structures	Forged Wheels	Total Segment
Year ended December 31, 2025
Aerospace - Commercial	$2,305	$1,202	$815	$—	$4,322
Aerospace - Defense	886	176	347	—	1,409
Commercial Transportation	—	209	—	1,039	1,248
Gas Turbines	944	—	—	—	944
Other	107	158	64	—	329
Total end-market revenue	$4,242	$1,745	$1,226	$1,039	$8,252

Year ended December 31, 2024
Aerospace - Commercial	$2,050	$1,006	$815	$—	$3,871
Aerospace - Defense	754	162	248	—	1,164
Commercial Transportation	—	254	—	1,054	1,308
Gas Turbines	755	—	—	—	755
Other	112	154	66	—	332
Total end-market revenue	$3,671	$1,576	$1,129	$1,054	$7,430

Year ended December 31, 2023
Aerospace - Commercial	$1,770	$790	$669	$—	$3,229
Aerospace - Defense	662	173	180	—	1,015
Commercial Transportation	—	255	—	1,147	1,402
Gas Turbines	674	—	—	—	674
Other	116	131	73	—	320
Total end-market revenue	$3,222	$1,349	$922	$1,147	$6,640
The Company derived approximately 70%, 68%, and 64% of its revenue from the aerospace (commercial and defense) markets for the years ended December 31, 2025, 2024, and 2023, respectively.
RTX Corporation and GE Aerospace each represented approximately 11% of the Company’s third-party sales for the year ended December 31, 2025. These sales were primarily from the Engine Products segment.